American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Mid Cap Value ETF (AVMV)
May 31, 2024

Avantis U.S. Mid Cap Value ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.4%
BWX Technologies, Inc.	1,104	101,712
Air Freight and Logistics — 1.1%
CH Robinson Worldwide, Inc.	920	79,460
Expeditors International of Washington, Inc.	1,886	228,018
		307,478
Automobile Components — 1.1%
Autoliv, Inc.	920	117,364
BorgWarner, Inc.	2,806	100,062
Lear Corp.	713	89,375
		306,801
Automobiles — 0.2%
Thor Industries, Inc.	667	66,193
Banks — 7.9%
Bank OZK	1,196	50,088
BOK Financial Corp.	253	22,927
Citizens Financial Group, Inc.	4,554	160,711
Comerica, Inc.	1,633	83,675
Commerce Bancshares, Inc.	1,082	60,203
Cullen/Frost Bankers, Inc.	644	65,418
East West Bancorp, Inc.	1,587	117,740
Fifth Third Bancorp	7,291	272,829
First Horizon Corp.	3,266	51,733
Huntington Bancshares, Inc.	16,054	223,472
KeyCorp	9,798	140,797
M&T Bank Corp.	1,679	254,536
Pinnacle Financial Partners, Inc.	897	71,320
Popular, Inc.	805	71,653
Regions Financial Corp.	9,867	190,926
SouthState Corp.	759	58,678
Webster Financial Corp.	1,932	85,433
Western Alliance Bancorp	1,426	89,881
Wintrust Financial Corp.	713	70,309
Zions Bancorp NA	2,024	87,417
		2,229,746
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	69	67,692
Molson Coors Beverage Co., Class B	2,070	113,457
National Beverage Corp.(1)	253	11,688
		192,837
Biotechnology — 0.5%
United Therapeutics Corp.(1)	529	145,544
Broadline Retail — 0.1%
Dillard's, Inc., Class A	46	20,578
Building Products — 5.5%
A O Smith Corp.	1,449	121,194
Advanced Drainage Systems, Inc.	989	171,582
Builders FirstSource, Inc.(1)	1,403	225,588
Carlisle Cos., Inc.	667	278,999
Lennox International, Inc.	437	219,636

Owens Corning	1,265	229,054
Simpson Manufacturing Co., Inc.	552	91,588
Trex Co., Inc.(1)	1,265	109,397
UFP Industries, Inc.	897	107,174
		1,554,212
Capital Markets — 5.0%
Evercore, Inc., Class A	437	88,685
LPL Financial Holdings, Inc.	764	218,664
MarketAxess Holdings, Inc.	121	24,070
Northern Trust Corp.	2,070	174,377
Raymond James Financial, Inc.	2,093	256,916
SEI Investments Co.	1,242	84,096
State Street Corp.	2,898	219,060
Stifel Financial Corp.	1,012	81,921
T Rowe Price Group, Inc.	2,208	260,169
		1,407,958
Chemicals — 4.3%
Albemarle Corp.	768	94,149
CF Industries Holdings, Inc.	2,417	192,707
Eastman Chemical Co.	1,472	149,158
LyondellBasell Industries NV, Class A	3,220	320,132
Mosaic Co.	2,875	88,924
NewMarket Corp.	92	49,227
Olin Corp.	1,403	75,425
RPM International, Inc.	1,518	170,168
Westlake Corp.	437	70,165
		1,210,055
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc.(1)	644	139,484
Construction and Engineering — 1.3%
Comfort Systems USA, Inc.	414	135,519
EMCOR Group, Inc.	621	241,358
		376,877
Construction Materials — 0.4%
Eagle Materials, Inc.	437	101,554
Consumer Finance — 2.7%
Ally Financial, Inc.	3,197	124,587
Credit Acceptance Corp.(1)	46	22,578
Discover Financial Services	2,875	352,648
OneMain Holdings, Inc.	1,357	66,656
Synchrony Financial	4,669	204,502
		770,971
Consumer Staples Distribution & Retail — 1.4%
Casey's General Stores, Inc.	460	152,619
Dollar Tree, Inc.(1)	1,311	154,632
Kroger Co.	1,638	85,782
		393,033
Containers and Packaging — 3.0%
AptarGroup, Inc.	759	112,097
Graphic Packaging Holding Co.	3,013	85,328
International Paper Co.	4,025	181,487
Packaging Corp. of America	1,173	215,234
Sonoco Products Co.	1,127	69,164
Westrock Co.	3,519	188,759
		852,069

Distributors — 0.6%
Pool Corp.	437	158,871
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.(1)	1,679	44,762
Iridium Communications, Inc.	713	21,469
		66,231
Electrical Equipment — 0.8%
Acuity Brands, Inc.	368	95,537
Atkore, Inc.	506	76,988
NEXTracker, Inc., Class A(1)	1,014	55,942
		228,467
Electronic Equipment, Instruments and Components — 3.6%
Arrow Electronics, Inc.(1)	621	81,544
Corning, Inc.	9,292	346,220
Flex Ltd.(1)	5,842	193,545
Insight Enterprises, Inc.(1)	460	89,930
Jabil, Inc.	1,794	213,307
TD SYNNEX Corp.	598	78,242
		1,002,788
Energy Equipment and Services — 1.7%
Baker Hughes Co.	1,274	42,654
ChampionX Corp.	2,162	70,524
Halliburton Co.	1,058	38,829
Patterson-UTI Energy, Inc.	4,669	51,452
TechnipFMC PLC	5,014	131,317
Valaris Ltd.(1)	690	53,406
Weatherford International PLC(1)	851	102,409
		490,591
Financial Services — 1.1%
Enact Holdings, Inc.	345	10,595
Equitable Holdings, Inc.	3,956	164,134
Essent Group Ltd.	1,104	62,597
MGIC Investment Corp.	3,151	66,171
		303,497
Food Products — 0.4%
Archer-Daniels-Midland Co.	288	17,983
Bunge Global SA	25	2,690
Ingredion, Inc.	690	81,130
		101,803
Ground Transportation — 2.0%
JB Hunt Transport Services, Inc.	1,012	162,679
Landstar System, Inc.	460	83,734
Ryder System, Inc.	713	86,608
Saia, Inc.(1)	368	150,689
U-Haul Holding Co.(1)	115	7,271
U-Haul Holding Co.	1,242	75,501
		566,482
Health Care Providers and Services — 1.1%
Ensign Group, Inc.	644	78,079
Molina Healthcare, Inc.(1)	713	224,295
		302,374
Hotels, Restaurants and Leisure — 4.1%
Boyd Gaming Corp.	644	34,338
Carnival Corp.(1)	14,904	224,752
Churchill Downs, Inc.	460	59,570

Darden Restaurants, Inc.	1,357	204,079
Norwegian Cruise Line Holdings Ltd.(1)	4,853	80,560
Royal Caribbean Cruises Ltd.(1)	3,059	451,753
Texas Roadhouse, Inc.	644	111,200
		1,166,252
Household Durables — 3.2%
Meritage Homes Corp.	483	85,177
Mohawk Industries, Inc.(1)	437	53,284
NVR, Inc.(1)	23	176,657
PulteGroup, Inc.	2,806	329,200
Taylor Morrison Home Corp.(1)	1,380	79,805
Toll Brothers, Inc.	1,380	167,863
		891,986
Independent Power and Renewable Electricity Producers — 2.2%
AES Corp.	4,094	88,389
Clearway Energy, Inc., Class A	184	4,725
Clearway Energy, Inc., Class C	506	14,168
Vistra Corp.	5,060	501,345
		608,627
Insurance — 7.1%
American Financial Group, Inc.	782	101,590
Arch Capital Group Ltd.(1)	3,611	370,597
Axis Capital Holdings Ltd.	966	71,368
CNA Financial Corp.	230	10,566
Everest Group Ltd.	437	170,836
Globe Life, Inc.	943	78,043
Hartford Financial Services Group, Inc.	3,519	364,041
Kinsale Capital Group, Inc.	253	97,056
Loews Corp.	1,886	144,845
Old Republic International Corp.	2,691	85,520
Primerica, Inc.	414	93,518
Principal Financial Group, Inc.	87	7,138
Reinsurance Group of America, Inc.	690	144,762
Unum Group	1,840	99,102
W R Berkley Corp.	1,978	160,277
		1,999,259
Leisure Products — 0.4%
Brunswick Corp.	828	68,335
Polaris, Inc.	713	59,607
		127,942
Machinery — 2.8%
AGCO Corp.	805	86,401
Donaldson Co., Inc.	1,426	105,068
Graco, Inc.	1,955	157,866
Lincoln Electric Holdings, Inc.	644	126,456
Mueller Industries, Inc.	1,449	85,360
Snap-on, Inc.	598	163,170
Timken Co.	736	63,951
		788,272
Media — 0.6%
Fox Corp., Class A	3,198	110,107
Fox Corp., Class B	1,728	55,192
		165,299
Metals and Mining — 3.2%
ATI, Inc.(1)	1,518	93,114

Cleveland-Cliffs, Inc.(1)	6,532	112,873
Commercial Metals Co.	1,518	85,494
Reliance, Inc.	713	214,456
Steel Dynamics, Inc.	2,093	280,190
U.S. Steel Corp.	3,082	118,195
		904,322
Oil, Gas and Consumable Fuels — 11.6%
Antero Midstream Corp.	3,845	56,329
Antero Resources Corp.(1)	3,059	108,992
APA Corp.	3,036	92,689
Cheniere Energy, Inc.	267	42,130
Chesapeake Energy Corp.	1,334	121,301
Chord Energy Corp.	460	85,289
Civitas Resources, Inc.	1,081	79,518
Coterra Energy, Inc.	7,498	213,843
Devon Energy Corp.	6,371	312,689
Diamondback Energy, Inc.	1,909	380,387
EnLink Midstream LLC(1)	2,737	34,733
EQT Corp.	4,600	189,014
Hess Midstream LP, Class A	696	24,186
HF Sinclair Corp.	1,748	96,542
Magnolia Oil & Gas Corp., Class A	1,840	47,748
Marathon Oil Corp.	6,785	196,494
Matador Resources Co.	1,334	84,642
Murphy Oil Corp.	1,794	76,765
New Fortress Energy, Inc.	874	22,156
Ovintiv, Inc.	3,266	168,754
PBF Energy, Inc., Class A	1,403	65,001
Permian Resources Corp.	5,727	93,865
Range Resources Corp.	2,714	100,174
SM Energy Co.	1,518	76,553
Southwestern Energy Co.(1)	14,421	108,590
Targa Resources Corp.	2,254	266,490
Texas Pacific Land Corp.	210	129,005
		3,273,879
Passenger Airlines — 1.4%
Southwest Airlines Co.	6,325	169,763
United Airlines Holdings, Inc.(1)	4,163	220,597
		390,360
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(1)	782	82,305
Viatris, Inc.	14,191	150,425
		232,730
Professional Services — 0.4%
Clarivate PLC(1)	3,174	18,092
Robert Half, Inc.	1,288	82,728
		100,820
Semiconductors and Semiconductor Equipment — 3.4%
Amkor Technology, Inc.	1,426	46,473
Enphase Energy, Inc.(1)	874	111,785
First Solar, Inc.(1)	989	268,771
ON Semiconductor Corp.(1)	5,083	371,262
Skyworks Solutions, Inc.	1,886	174,757
		973,048

Software — 0.8%
Manhattan Associates, Inc.(1)	690	151,482
Qualys, Inc.(1)	506	71,154
		222,636
Specialty Retail — 5.8%
Best Buy Co., Inc.	2,346	198,988
Burlington Stores, Inc.(1)	437	104,902
CarMax, Inc.(1)	1,978	138,974
Dick's Sporting Goods, Inc.	460	104,714
Five Below, Inc.(1)	437	60,363
Floor & Decor Holdings, Inc., Class A(1)	1,012	118,262
Gap, Inc.	3,013	87,257
Murphy USA, Inc.	276	121,095
Tractor Supply Co.	966	275,590
Ulta Beauty, Inc.(1)	368	145,393
Williams-Sonoma, Inc.	989	289,995
		1,645,533
Textiles, Apparel and Luxury Goods — 1.9%
Crocs, Inc.(1)	414	64,435
Deckers Outdoor Corp.(1)	299	327,082
Ralph Lauren Corp.	437	81,666
Tapestry, Inc.	1,587	69,019
		542,202
Trading Companies and Distributors — 2.5%
Applied Industrial Technologies, Inc.	483	93,219
MSC Industrial Direct Co., Inc., Class A	575	49,393
United Rentals, Inc.	828	554,271
		696,883
TOTAL COMMON STOCKS (Cost $25,640,474)		28,128,256
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $32,807)	32,807	32,807
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $25,673,281)		28,161,063
OTHER ASSETS AND LIABILITIES — 0.1%		23,954
TOTAL NET ASSETS — 100.0%		$28,185,017

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.